ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Feb. 29, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12.         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 28,	February 29,
	2019	2020

Accrued employee payroll and welfare benefits	$208,897	$292,001
Refund liabilities	73,184	168,118
Other taxes payable	33,099	7,826
Accrued operating expenses	9,508	40,323
Payable for investments and acquisitions	17,530	404
Professional service fee payable	2,199	13,994
Payable for acquisitions of intangible assets	2,688	1,436
Interest payable	1,698	1,267
Others	16,392	27,281

Total	$365,195	$552,650